Related Party Balances and Transactions (Details) - Schedule of related party transactions - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aeneas Group Limited [Member]
Related Party Transaction [Line Items]
Loan from related parties	[1]	$ 1,000,000	$ 500,000	$ 3,330,472
Interest expenses	[1]	64,753	155,633	14,247
Loan repayment and interest paid to related parties	[1]	2,673,389	2,356,080
Jurchen Investment Corporation [Member]
Related Party Transaction [Line Items]
Loan from related parties	[1]	2,500,000	500,000	3,000,000
Interest expenses	[1]	65,644	81,530	20,055
Loan repayment and interest paid to related parties	[1]	3,085,097	3,082,131
Loan to a related party			19,454
Rental expense	[2]		96,300	227,729
Talem Medical Group Limited [Member]
Related Party Transaction [Line Items]
Loan to a related party	[3]	3,358,089
Interest income	[3]	39,561
CGY Investments Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[4]	173,333	169,462
ACC Medical Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[4]	157,511	13,018
Aenco Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[4]		746,153	830,769
Aeneas Technology (Hong Kong) Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[4]		617,794
Aeneas Management Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[4]		231,795	698,152
Healthcare services income		7,564	321	1,923
Aenco Solutions Limited [Member]
Related Party Transaction [Line Items]
Loan to a related party			123,922
Issuance of tokens for tokens creation, offering and consultancy services	[5]			300,000
Tokens creation, offering and consultancy services expense	[5]			192,000
Prepayment of tokens consultancy services	[5]			$ 108,000

[1]	On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing. The line of credit will initially mature on August 12, 2022, extendable for up to an additional three years period upon mutual written consent. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.
[2]	Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK $130,000 (approximately USD 16,667) per calendar month. In May 2020, Jurchen Investment Corporation and the Group mutually agreed to early terminate the rental agreement and returned the office on May 31, 2020.
[3]	On November 17, 2021, Aptorum Therapeutics Limited (the “Lender”) entered into a loan agreement with Talem Medical Group Limited (the “Borrower”). According to the loan agreement, the Lender granted a loan of up to AUD4,700,000 for the Borrower for general working capital purposes of the Borrower and its subsidiaries. The loan is interest-bearing at a rate of 10% per annum and secured by the entire issued shares of Talem Medical Group (Australia) Pty Limited held by the Borrower. The loan is initially matured 6 months from the date of the first drawdown. The maturity date may be extended for 6 months to the first extended maturity date, and further extended for another 6 months to the second extended maturity date, if certain conditions stated in loan agreement are satisfied.
[4]	Aenco Limited provided certain information technology services to the Group. For the year ended December 31, 2019, Aenco Limited was entitled to receive a fixed amount of services fees of HKD 540,000 (approximately $69,231) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. The agreement was replaced by another agreement on April 1, 2020. Pursuant to the replaced agreement, Aenco Limited is entitled to receive a fixed amount of services fee of HKD 700,000 (approximately $89,744) per calendar month. On September 30, 2020, the replaced agreement was terminated as mutually agreed. Aeneas Technology (Hong Kong) Limited provided research to the Group to assist the Group in computerized drug screening process of Smart-ACT® platform. Aeneas Technology (Hong Kong) Limited is entitled to receive a fixed amount of research fees of HKD 963,760 (approximately $123,559) per calendar month with the expiry date on October 30, 2021. On September 30, 2020, the agreement was terminated as mutually agreed. Aeneas Management Limited provided certain documentation and administrative services to the Group. For the year ended December 31, 2019, Aeneas Management Limited was entitled to receive a fixed amount of services fees of HKD 452,000 (approximately $57,949) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. On April 30, 2020, the agreement was terminated as mutually agreed. CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is initially entitled to receive HK $104,000 (approximately $13,333) per calendar month plus reimbursement; such the monthly service fee is adjusted to HK$171,200 (approximately US$21,949) with effect from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party. ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is initially entitled to receive HK $101,542 (approximately $13,018) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$143,200 (approximately US$18,359 per month) effective from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.
[5]	In July 2019, Smart Pharmaceutical Limited Partnership (“SPLP”), a wholly owned subsidiary of the Group, transferred 100,000,000 SMPT token to Aenco Solutions Limited, a related party, in exchange of the services related to token creation and offering and consulting services for five years for an amount of $300,000. On March 5, 2021, all agreements regarding the SMPT tokens, including the agreement between SPLP and Aenco Solutions Limited in exchange of the service to deal with the token creation, have been terminated.